Stock-Based Compensation - Summary of RSU Activity (Detail) - RSUs [Member] - $ / shares		9 Months Ended	12 Months Ended
	Jun. 12, 2014	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Outstanding, Beginning Balance		174,249	25,752	83,755
Number of Shares, Granted	14,832	350,000	165,829
Number of share, Vested and issued		(155,829)	(4,449)	(58,003)
Number of share, Forfeited		(7,500)	(12,883)
Number of Shares Outstanding, Ending Balance		360,920	174,249	25,752
Number of Shares, Vested and unvested expected to vest, Ending Balance		301,420	171,667
Weighted Average Grand Date Fair Value, Outstanding, Beginning Balance		$ 2.68	$ 15.12	$ 15.43
Weighted Average Grand Date Fair Value, Granted		1.50	1.96
Weighted Average Grant Date Fair Value, Vested and issued		1.96		15.56
Weighted Average Grand Date Fair Value, Issued			16.05
Weighted Average Grand Date Fair Value, Forfeited		2.12	13.34
Weighted Average Grand Date Fair Value, Outstanding, Ending Balance		1.87	2.68	$ 15.12
Weighted Average Grand Date Fair Value, Vested unvested expected to vest, Ending Balance		$ 1.95	$ 2.69